Oil and Gas Properties	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Oil and Gas Property [Abstract]
Oil and Gas Properties

Note 5. Oil and Gas Properties

Following are the carrying values of the Company's oil and gas properties by location, net of depletion, at September 30, 2012 and March 31, 2012:

	September 30, 2012	March 31, 2012
Carbon County, Wyoming	$25,135,945	$24,020,538
Gonzales County , Texas	1,818,000	1,818,000
Young County, Texas	162,749	166,866
Archer County, Texas	151,517	125,000
Total	$27,268,211	$26,130,404

Following is the aggregate amount of capitalized costs relating to oil and gas producing activities and the aggregate amount of related accumulated depletion during the six months ended September 30, 2012:

Six Months
Ended
September 30, 2012
Net oil and gas properties at March 31, 2012	$26,130,404
Acquisition costs	276,107
Deposits on lease acquisitions	118,879
Asset retirement costs	55,924
Development and exploration costs	727,955
27,309,269
Accumulated depletion expense	(41,058)
Net oil and gas properties at September 30, 2012	$27,268,211

Armada Oil and Gas

On March 30, 2012, the Company completed the acquisition of Armada Oil and Gas through a share exchange agreement (the "Share Exchange Agreement") and assumed a Purchase and Option Agreement between Armada Oil and Gas and TR Energy, through which it received leasehold interests in 1,280 acres of land, engineering data, and 2D seismic data, as well as an option to purchase leasehold interests to an additional 23,700 acres, in the Niobrara and Casper formation projects. The Company believes that this acquisition supports its business plan of discovering, acquiring, and developing onshore oil and natural gas resources in prolific and productive geological formations in North America.

Pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas' common stock and all outstanding stock purchase warrants in return for 8,870,000 shares of the Company's common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company's common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share, and 2,520,000 Series C Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of the Company's shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share (collectively the "Purchase Consideration").

The fair value of the Purchase Consideration on the date of acquisition was $24,387,356. The closing price of the Company's common stock on March 30, 2012 (as quoted on the OTC Markets Group Inc. OTCQBTM tier), was $1.80 per share (a Level 1 input), resulting in an estimated fair value of the 8,870,000 shares of common stock of $15,966,000. The fair value of the 2,520,000 Series B Warrants, as calculated using the Black-Scholes model, was $4,125,716, using the following assumptions (Level 3 inputs): risk-free interest rate of 1.04%; expected lives of 5 years, expected volatility of 152.56%, and a 0% dividend yield. The fair value of the 2,520,000 Series C Warrants, as calculated using the Black-Scholes model, was $4,295,640, using the following assumptions (Level 3 inputs): risk-free interest rate of 1.61%; expected lives of 7 years, expected volatility of 152.56%, and a 0% dividend yield.

As part of the acquisition of Armada Oil and Gas, the Company acquired $378,436 of cash and the Wyoming Property, and assumed accounts payable of $11,618. The Company engaged an independent third party (the "Valuation Firm") to perform a valuation of the Wyoming Property acquired pursuant to the Purchase and Option Agreement. Using assumptions and estimates typical for similar property in that same geographic region, and in accordance with SEC guidelines, the Valuation Firm determined that the Wyoming Property had a fair value ranging from $19,260,000 (using a present value discount factor of 15% of estimated cumulative future cash flows, a Level 3 input, using the income based approach) to $27,674,000 (using a present value discount factor of 5% of estimated cumulative future cash flows, a Level 3 input, using the income based approach). The fair value assigned to the Wyoming Property by the Company was $24,020,538, which falls within approximately 2% of the mid-point of the aforementioned range.

Following is a summary of the Purchase Consideration and the acquisition date fair value of the Armada Oil and Gas assets acquired and liabilities assumed on March 30, 2012:

Purchase Consideration:
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Acquisition Date Assets Acquired and Liabilities Assumed:
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Net Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Armada Oil and Gas was incorporated on January 19, 2012. Accordingly, it did not have any operations prior to this time. Therefore, if the Company had acquired Armada Oil and Gas on April 1, 2011, the Company's consolidated results of operations and net loss would remain unchanged for the three and six month periods ended September 30, 2011.

On September 25, 2012, the Company amended its Purchase and Option Agreement covering certain lands in Carbon County, WY (the "TR Energy Amendment"), whereby the date upon which the Company is required to exercise its option to purchase an additional 320 acres for drill sites was extended to December 1, 2012. In addition, payment will now be made in three approximately equal installments, on or before December 1, 2012, February 1, 2013 and May 1, 2013, respectively. The TR Energy Amendment also extends the time by which the Company must drill the first test well to sixty (60) days from the date that field operations of the first seismic program is concluded, provided weather permits drilling activity. Upon payment of the third installment per above, TR Energy agrees to extend the time whereby Armada can exercise its option to acquire all or part of the remaining 23,700 acres from March 31, 2012 to September 30, 2014.

Leasing Activity

During the three and six month periods ended September 30, 2012, the Company renewed existing leases and entered into new leases associated with the Wyoming Property for a total cost of $239,911 and $394,984, respectively. Deposits on lease acquisitions at September 30, 2012 totaled $118,879. At September 30, 2012, the Company held mineral rights to 2,288 acres associated with the Wyoming Property, including acreage for which funds have been deposited.

Gonzales County, Texas Property ("GC Property")

Unproven oil and gas properties at September 30, 2012 and March 31, 2012 include the estimated fair value of the Gonzales County Property on the date of acquisition. Effective July 29, 2011, the Company entered into the GC Asset Purchase Agreement whereby it issued 1,800,000 shares of its common stock to acquire the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas. The closing price of the Company's common stock on July 29, 2011 (as quoted on the OTC Markets Group Inc. OTCQBTM tier), was $1.01 per share, resulting in an estimated fair value of $1,818,000 on the date of acquisition.

Young County, Texas Property ("YC Property")

Proven oil and gas properties at September 30, 2012 and March 31, 2012 include the estimated fair value of the Young County Property on the date of acquisition. Effective July 29, 2011, the Company entered into the YC Asset Purchase Agreement whereby it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas for total cash compensation of $128,500.

Archer County, Texas Property ("AC Property")

Unproven oil and gas properties at September 30, 2012 and March 31, 2012 include the estimated fair value of the Archer County Property on the date of acquisition. Effective September 16, 2011, the Company entered into the AC Asset Agreement, whereby it acquired two leases totaling approximately 140 acres of land and twelve wells in Archer County, Texas for $125,000.

Note 5. Oil and Gas Properties

Following is the aggregate amount of capitalized costs relating to oil and gas producing activities and the aggregate amount of related accumulated depreciation, depletion, and amortization at March 31, 2012 and March 31, 2011:

	March 31,	March 31,
	2012	2011
Unproven oil and gas properties	$26,092,038	$-
Development costs	38,366	-
	26,130,404	-
Impairment and depletion, depreciation and amortization	-	-
Oil and gas properties, net	$26,130,404	$-

All capitalized costs of oil and gas properties, including the estimated future costs to develop proved reserves, are amortized on the unit-of-production method using estimates of proved reserves once proved reserves are determined to exist. The Company has not obtained reserve studies with estimated proven reserves. Management is assessing geographic and production data to determine the need for reserves studies.

Oil and gas properties without estimated proved reserves are not amortized until proved reserves associated with the properties can be determined or until impairment occurs. Accordingly, as of March 31, 2012, no amortization of capitalized costs of oil and gas properties was recorded. Properties which are not being amortized are assessed quarterly, on a property-by-property basis, to determine whether they are recorded at the lower of cost or fair value. Based on a recent engineering report prepared with respect to the leasehold interests in 1,280 acres recently acquired in Wyoming and the relatively recent acquisitions in Texas, management has determined that no impairment currently exists.

Gonzales County, Texas Property ("GC Property")

Unproven oil and gas properties at March 31, 2012 includes the estimated fair value of the GC APA on July 29, 2011, the date of acquisition, whereby, the Company issued 1,800,000 shares of its common stock to acquire the lease to approximately 300 acres of undeveloped land in Gonzales County, Texas. The closing price of the Company's common stock on July 29, 2011 (as quoted on the OTC Markets Group Inc. OTCQBTM tier), was $1.01 per share, resulting in an estimated fair value of $1,818,000 on the date of acquisition.

Young County, Texas Property ("YC Property")

Unproven oil and gas properties at March 31, 2012 includes the estimated fair value of the YC APA on the date of acquisition. Effective July 29, 2011, the Company entered into the YC APA, whereby it acquired two leases totaling approximately 120 contiguous acres of land and fourteen wells in Young County, Texas for total cash compensation of $128,500.

Archer County, Texas Property ("AC Property")

Unproven oil and gas properties at March 31, 2012 includes the estimated fair value of the AC AA on the date of acquisition. Effective September 16, 2011, the Company entered into the AC AA, whereby it acquired two leases totaling approximately 140 acres of land and twelve wells in Archer County, Texas for $125,000.

During the quarter ended March 31, 2012, the Company conducted repairs on, and further developed, both the YC Property and the AC Property, including performing acid jobs on all the wells, to increase the volume of fluids in the injection wells in an attempt to increase production. During the second half of 2012, the Company plans to continue its efforts to increase production of the wells. There is no guarantee that any efforts the Company undertakes will prove to be effective.

Armada Oil and Gas

On March 30, 2012, the Company completed the acquisition of Armada Oil and Gas and assumed a Purchase and Option Agreement between Armada Oil and Gas and TR Energy, through which it received leasehold interests in 1,280 acres of land, engineering data, and 2D seismic, as well as an option to purchase leasehold interests to an additional 23,700 acres, in the Niobrara and Casper formation projects. The Company believes that this acquisition supports its business plan of discovering, acquiring, and developing onshore oil and natural gas resources in prolific and productive geological formations in North America.

Pursuant to the Share Exchange Agreement, the Armada Oil and Gas Stockholders exchanged all of the issued and outstanding shares of Armada Oil and Gas' common stock and all outstanding stock purchase warrants with the Company in return for 8,870,000 shares of the Company's common stock, 2,520,000 Series B Warrants allowing the Armada Oil and Gas Stockholders to purchase up to an equal number of shares of the Company's common stock for a period of 5 years from the date of issuance at a purchase price of $2.00 per share and 2,520,000 Series C Warrants allowing the Armada Oil and Gas stockholders to purchase up to an equal number of the Company's shares of common stock for a period of 7 years from the date of issuance at a purchase price of $3.00 per share (collectively the "Purchase Consideration").

The fair value of the Purchase Consideration on the date of acquisition was $24,387,356. The closing price of the Company's common stock on March 30, 2012 (as quoted on the OTC Markets Group, Inc. OTCQBTM tier), was $1.80 per share (a level 1 input), resulting in an estimated fair value of the 8,870,000 shares of common stock of $15,966,000. The fair value of the 2,520,000 Series B Warrants, as calculated using the Black-Scholes model, was $4,125,716, using the following assumptions (level 3 inputs): risk-free interest rate of 1.04%; expected lives of 5 years, expected volatility of 152.56%, and a 0% dividend yield. The fair value of the 2,520,000 Series C Warrants, as calculated using the Black-Scholes model, was $4,295,640, using the following assumptions (level 3 inputs): risk-free interest rate of 1.61%; expected lives of 7 years, expected volatility of 152.56%, and a 0% dividend yield.

As part of the acquisition of Armada Oil and Gas, the Company acquired $378,436 of cash and the Wyoming Property, and assumed accounts payable of $11,618. The Company engaged an independent third party (the "Valuation Firm") to perform a valuation of the Wyoming Property acquired pursuant to the Purchase and Option Agreement. Using assumptions and estimates typical for similar property in that same geographic region, and in accordance with SEC guidelines, the Valuation Firm determined that the Wyoming Property had a fair value ranging from $19,260,000 (using a present value discount factor of 15% of estimated cumulative future cash flows, a level 3 input, using the income based approach) to $27,674,000 (using a present value discount factor of 5% of estimated cumulative future cash flows, a level 3 input, using the income based approach). The fair value assigned to the Wyoming Property by the Company was $24,020,538, which falls within approximately 2% of the mid-point of the aforementioned range.

Following is a summary of the Purchase Consideration and the acquisition date fair value of the Armada Oil and Gas assets acquired and liabilities assumed on March 30, 2012:

Purchase Consideration
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Acquisition Date Assets Acquired and Liabilities Assumed
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Total Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Armada Oil and Gas was incorporated on January 19, 2012, in the State of Nevada. Accordingly, it did not have any operations prior to this time. Therefore, if the Company had acquired Armada Oil and Gas on April 1, 2010, the Company's consolidated results of operations and net loss would remain unchanged for its fiscal year ended March 31, 2011, and its consolidated net loss would have been $559,207 for the fiscal year ended March 31, 2012.